Equity (Details 2 - Textuals) R$ / shares in Units, $ / shares in Units, R$ in Thousands, $ in Thousands		1 Months Ended						12 Months Ended
		Jan. 31, 2024 BRL (R$) shares	Nov. 30, 2023 BRL (R$) shares	Oct. 31, 2023 BRL (R$) shares	Sep. 30, 2022 BRL (R$)	Jan. 31, 2022 BRL (R$)	Nov. 30, 2021 BRL (R$)	Dec. 31, 2023 BRL (R$) Item R$ / shares shares	Dec. 31, 2022 BRL (R$) R$ / shares shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 16, 2023 shares	May 17, 2023 shares	Sep. 01, 2022 BRL (R$)	Jun. 01, 2022 BRL (R$)	Jan. 27, 2022 BRL (R$)
Net equity
Share capital								R$ 37	R$ 37
Number of shares issued through initial public offering | shares								134,412,014	133,814,311		134,412,014
Issues of ordinary shares related to business combinations									R$ 30,226
Share premium								R$ 980,893	R$ 946,173
Par value per share | R$ / shares								R$ 0.00027	R$ 0.00027
Share-based payment - Vested immediately									R$ 174,898
Share-based compensation	[1]							R$ 28,116	5,486	R$ 2,531
Share issuance costs, net of taxes										(66,876)
Additional dividends of previous year										95,368
Dividends paid								0	0	126,045
Increase Decrease Through Restricted Stock Units Exercised And Treasury Shares Reissued								34,720
Sale or issue of treasury shares								0
Increase (decrease) through exercise of options, equity			R$ 5,090					R$ 1,227	R$ 12,669	0
Somo
Net equity
Stock-based payment – vested immediately	[2]															R$ 0
Transpire Group
Net equity
Stock-based payment – vested immediately	[2]													R$ 0
Box 1824 Group
Net equity
Stock-based payment – vested immediately	[2]														R$ 4,124
Class A common shares
Net equity
Number of shares issued through initial public offering | shares								21,365,297	19,969,110		21,365,297
Number of voting rights per share | Item								1
Subscription price per share | $ / shares											$ 15
Share premium								R$ 915,947			$ 166,666
Par value per share | $ / shares											$ 0.00005
Class B common shares
Net equity
Number of shares issued through initial public offering | shares								113,046,717	113,845,201		113,046,717
Number of voting rights per share | Item								10
Share capital
Net equity
Issues of ordinary shares related to business combinations									R$ 0
Share-based payment - Vested immediately									0
Share issuance costs, net of taxes										0
Additional dividends of previous year										0
Sale or issue of treasury shares								R$ 0
Increase (decrease) through exercise of options, equity								0	1	28,697
Share premium
Net equity
Issues of ordinary shares related to business combinations									30,226
Share-based payment - Vested immediately									0
Share issuance costs, net of taxes										0
Additional dividends of previous year										0
Sale or issue of treasury shares								18,601
Increase (decrease) through exercise of options, equity								0	0	0
Share premium | Class A common shares
Net equity
Issues of ordinary shares related to business combinations					R$ 16,189	R$ 14,037
Capital reserve
Net equity
Issues of ordinary shares related to business combinations									0
Share-based payment - Vested immediately									174,898
Share issuance costs, net of taxes							R$ 66,876			(66,876)
Additional dividends of previous year										0
Sale or issue of treasury shares								(56,925)
Increase (decrease) through exercise of options, equity								1,227	12,668	(28,697)
Stock-based payment – vested immediately								117,973	174,897
Share-based compensation plans outstanding								123,056	95,196
Treasury shares [member]
Net equity
Number of treasury shares issued | shares			1,333,333
Number of other equity instruments exercised or vested in share-based payment arrangement | shares			166,667
Issues of ordinary shares related to business combinations									0
Share-based payment - Vested immediately									0
Share issuance costs, net of taxes										0
Additional dividends of previous year										0
Sale or issue of treasury shares			R$ 38,324					38,324
Increase (decrease) through exercise of options, equity								R$ 0	R$ 0	R$ 0
Treasury shares [member] | Class A common shares
Net equity
Maximum Number Of Shares Authorised For Repurchase | shares				1,500,000								2,500,000	1,500,000
Purchase of treasury shares				R$ 43,414
Treasury shares [member] | Class A common shares | Major ordinary share transactions [member]
Net equity
Purchase of treasury shares		R$ 2,116
Number Of Shares Repurchased | shares		15,000

[1]	Share-based compensation includes R$13,842 (R$4,235 as of December 31, 2022 and R$1,930 as of December 31, 2021) classified as cost of services and R$14,274 (R$1,251 as of December 31, 2022 and R$600 as of December 31, 2021) as general and administrative expenses.
[2]	Refers to the purchase price to be paid in common shares in connection with business combination, but considered as vested immediately at each acquisition date, measured at fair value on the same date.